Income Taxes - Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ 877,300	¥ 990,754
Evaluation of receivables from financial services for tax purpose in Unites States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ 68,005